Expense Example - PGIM QMA Stock Index Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	I 1 Year	I 3 Years	I 5 Years	I 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	376	501	637	1,032	221	393	685	1,331	19	77	139	324	25	93	167	386	16	67	122	286